Commitments - Summary of Future Minimum Commitments (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Future Minimum Commitments [Line Items]
Operating commitments	¥ 121	¥ 197
Content royalties	2,591	3,018
Capital commitments	605	671
Investment commitments	50	168
Within one year
Disclosure Of Future Minimum Commitments [Line Items]
Operating commitments	118	192
Content royalties	2,288	2,772
Capital commitments	392	412
Investment commitments	50	168
Later than one year but not later than five years
Disclosure Of Future Minimum Commitments [Line Items]
Operating commitments	3	5
Content royalties	303	246
Capital commitments	213	259
Investment commitments	¥ 0	¥ 0